Operating Expenses - Schedule of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Oyu Tolgoi administration expenses	$ 156,066	$ 124,889
Royalty expenses	105,399	63,420
Inventory reversals	(3,465)	(2,703)
Selling expenses	15,041	11,147
Depreciation	2,359	5,236
Other	87	282
Total	$ 275,487	$ 202,271